Goodwill and intangible assets - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Number of operating segments | segment	2
Percentage of weightings	50.00%
Research and development
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Amortization expense | €	€ 40	€ 25	€ 18
Income Approach | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate	11.00%
Income Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate	13.00%
Market Approach | Premium | Bottom of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	1.5
Market Approach | Premium | Top of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	1.6
Market Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	1.4